FAIR VALUE	12 Months Ended
Dec. 31, 2011
FAIR VALUE
FAIR VALUE

12.                               FAIR VALUE

The following section describes the valuation methodologies the Group uses to measure financial assets and liabilities at fair value.

(a)                                 Assets and liabilities measured at fair value on a recurring basis

The Group purchased foreign currency forward contracts to protect against the adverse effect that exchange rate fluctuation may have on foreign currency denominated sales activities.

Foreign currency forward contracts are marked to market based on the prevailing forward exchange rate quoted by the contracted bank (Level 2 inputs).  Assets and liabilities resulted from foreign currency forward contracts are recorded at its fair value.

As of December 31, 2010 and 2011, the fair value of foreign currency forward contracts, which amounted to nil and $26, respectively is recorded in other payable.  During the years of 2009, 2010 and 2011, gains and losses on the foreign currency forward contracts are recognized in the consolidated statement of operations.

Details of the outstanding foreign currency forward contracts as of December 31, 2010 and 2011 were as follows:

	As of December 31,
	2010	2011

Settlement currency in:
Japanese Yen of entity with functional currency in RMB
Notional contract amount (Original currency)	—	¥150,000,000
Notional contract amount (U.S. dollar equivalent)	—	$1,927
U.S. dollar of entity with functional currency in RMB
Notional contract amount (U.S. dollar)	—	$5,480

(b)                                Assets and liabilities measured at fair value on a nonrecurring basis

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities in connection with business acquisitions based on Level 3 inputs.

The Group measured the fair value of the purchased intangible assets using the “income approach - relief from royalty” and “income approach - excess earnings” valuation methods.  These acquired intangible assets are considered Level 3 assets and liabilities because the Group used unobservable inputs, such as forecast financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets and liabilities.

The fair value was determined using models with significant unobservable inputs, Level 3 inputs, primarily the discounted future cash flow.

(c)                                  Contingent consideration for business acquisition measured at fair value on a recurring basis

The contingent consideration in connection with the acquisitions of AllianceSPEC, Horizon, Echo Lane, Besure, Beans, iConnect, Ascent, NouvEON and Shanghai HURO are determined at fair value based on, among other factors, forecast financial performance of the acquired business, and discount rate (Level 3 inputs).

The following table summarizes the movement of the Group’s contingent consideration measured at fair value on recurring basis for the years ended December 31, 2010 and 2011:

Contingent consideration as of January 1, 2010	$2,619
Increase in contingent consideration as a result of business acquisitions	13,705
Less: Payments made during 2010	(9,074)
Add: Changes in fair values	1,194
Contingent consideration as of January 1, 2011	$8,444
Increase in contingent consideration as a result of business acquisitions	28,065
Less: Payments made during 2011	(19,883)
Add: Changes in fair values	1,824
Foreign currency translation adjustments	102
Contingent consideration as of December 31, 2011	$18,552